Organization and Principal Activities (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Statement of Financial Position
Short-term investments	$ 4,078,244
Other current assets	249,155
Property and equipment, net	604,095
Total Assets	10,846,549	67,174,949
Other current liabilities	129,983
Total Liabilities	1,694,682	89,982,235
VIE AGREEMENTS [Member]
Statement of Financial Position
Cash	307,320
Short-term investments	4,078,244
Other current assets	551,299
Property and equipment, net	604,095
Deposits for plant, property and equipment	665,380
Other noncurrent assets	278,786
Total Assets	6,485,124
Due to MYT	6,943,194
Other current liabilities	262,034
Total Liabilities	$ 7,205,228